Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities [Abstract]
Advances on sales contracts and service billings	$ 4,217	$ 3,952
Accrued salaries, wages and employee benefits	1,608	1,543
Service and warranty accruals	555	546
Litigation and contract matters	488	482
Interest payable	395	391
Income taxes payable	382	2,498
Accrued property, sales and use taxes	289	292
Canadian government settlement - current portion	245	241
Insurance accruals	217	204
Accrued restructuring costs	210	334
Accrued workers compensation	208	212
Other	3,405	3,943
Accrued liabilities	$ 12,219	$ 14,638